UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-446-1013

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INVESTMENT SERIES

HIGH YIELD BOND FUND

SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

STRATEGIC BOND FUND

FORM N-Q

SEPTEMBER 30, 2005

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 72.3%
Advertising - 0.8%
$4,525,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	$4,706,000
2,100,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	1,693,125
4,675,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15 (a)	4,780,188
6,925,000	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09	7,184,687

	Total Advertising	18,364,000

Aerospace/Defense - 1.9%
2,975,000	Alliant Techsystems Inc., Senior Subordinated Notes, 8.500% due 5/15/11	3,146,063
3,500,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	3,727,500
8,400,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	8,148,000
	L-3 Communications Corp., Senior Subordinated Notes:
3,950,000	7.625% due 6/15/12	4,167,250
14,375,000	6.375% due 10/15/15 (a)	14,554,687
	Sequa Corp., Senior Notes:
3,250,000	9.000% due 8/1/09	3,461,250
6,000,000	Series B, 8.875% due 4/1/08	6,270,000

	Total Aerospace/Defense	43,474,750

Airlines - 0.2%
	Continental Airlines Inc.:
1,300,000	Notes, 8.000% due 12/15/05	1,296,750
	Pass-Through Certificates:
1,105,960	Series 1998-C, Series B, 6.541% due 9/15/08	1,042,783
1,385,682	Series 974C, 6.800% due 7/2/07	1,290,765

	Total Airlines	3,630,298

Apparel - 0.8%
	Levi Strauss & Co., Senior Notes:
1,800,000	8.254% due 4/1/12 (b)	1,804,500
1,775,000	12.250% due 12/15/12	1,970,250
6,450,000	9.750% due 1/15/15	6,611,250
4,150,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	4,336,750
750,000	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15 (a)	723,750
2,825,000	Tommy Hilfiger USA Inc., Notes, 6.850% due 6/1/08	2,853,250

	Total Apparel	18,299,750

Auto Manufacturers - 2.2%
	Ford Motor Co.:
	Debentures:
1,850,000	6.625% due 10/1/28	1,345,875
2,525,000	8.900% due 1/15/32	2,139,938
38,275,000	Notes, 7.450% due 7/16/31	30,045,875
	General Motors Corp., Senior Debentures:
4,475,000	8.250% due 7/15/23	3,501,687
18,885,000	8.375% due 7/15/33	14,824,725

	Total Auto Manufacturers	51,858,100

Auto Parts & Equipment - 0.9%
1,100,000	Delphi Corp., Senior Notes, 6.500% due 8/15/13 (c)	742,500
146,341	Dura Operating Corp., Senior Unsecured Notes, Series B, 8.625% due 4/15/12	130,975
5,600,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	5,600,000
1,625,000	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	1,787,500
	Tenneco Automotive Inc.:
5,350,000	8.625% due 11/15/14	5,416,875

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Auto Parts & Equipment (continued)
$2,300,000	Senior Secured Notes, Series B, 10.250% due 7/15/13	$2,581,750
	TRW Automotive Inc.:
4,506,000	Senior Notes, 9.375% due 2/15/13	4,911,540
293,000	Senior Subordinated Notes, 11.000% due 2/15/13	331,823

	Total Auto Parts & Equipment	21,502,963

Building Materials - 0.4%
	Associated Materials Inc.:
2,750,000	Senior Discount Notes, step bond to yield 15.752% due 3/1/14	1,388,750
50,000	Senior Subordinated Notes, 9.750% due 4/15/12	48,625
4,325,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	4,000,625
4,525,000	Texas Industries Inc., Senior Notes, 7.250% due 7/15/13 (a)	4,728,625

	Total Building Materials	10,166,625

Chemicals - 4.5%
2,250,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	2,430,000
1,322,727	Applied Extrusion Technologies Inc., Senior Notes, 12.000% due 3/15/12 (a)(c)(d)	1,322,727
2,100,000	Borden Chemicals & Plastics LP, Notes, 9.500% due 5/1/05 (d)(e)(f)	36,750
7,650,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (a)	7,803,000
6,575,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	7,199,625
5,615,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	5,916,806
	FMC Corp.:
1,250,000	Medium-Term Notes, Series A, 7.000% due 5/15/08	1,312,500
2,475,000	Senior Debentures, 7.750% due 7/1/11	2,710,125
3,975,000	Hercules Inc., 6.750% due 10/15/29	3,915,375
6,000,000	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	6,750,000
	Huntsman International LLC:
2,150,000	Senior Notes, 9.875% due 3/1/09	2,281,688
	Senior Subordinated Notes:
4,916,000	10.125% due 7/1/09	5,081,915
1,200,000	7.375% due 1/1/15 (a)	1,155,000
6,475,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14 (a)	6,653,062
3,375,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	3,657,656
665,000	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	706,563
	Lyondell Chemical Co.:
2,475,000	Secured Notes, 9.500% due 12/15/08	2,604,937
850,000	Senior Secured Notes, 11.125% due 7/15/12	952,000
1,700,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,948,625
8,500,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	9,180,000
750,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	773,438
1,200,000	OM Group Inc., 9.250% due 12/15/11	1,227,000
5,975,000	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	6,378,312
2,125,000	Resolution Performance Products LLC/RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	2,204,688
	Rhodia SA:
	Senior Notes:
450,000	7.625% due 6/1/10	441,000
1,750,000	10.250% due 6/1/10	1,859,375
8,100,000	Senior Subordinated Notes, 8.875% due 6/1/11	7,695,000
9,000,000	UAP Holding Corp., Senior Discount Notes, step bond to yield 8.158% due 7/15/12	7,695,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Chemicals (continued)
$3,169,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	$3,430,442

	Total Chemicals	105,322,609

Commercial Services - 2.2%
1,350,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	1,437,750
	Cenveo Corp.:
4,000,000	Senior Notes, 9.625% due 3/15/12	4,310,000
5,625,000	Senior Subordinated Notes, 7.875% due 12/1/13	5,456,250
9,450,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	9,402,750
8,750,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13 (a)	9,187,500
2,879,374	Employee Solutions Inc., Series B, 10.000% due 4/15/10 (d)(f)	288
	Iron Mountain Inc., Senior Subordinated Notes:
3,900,000	8.625% due 4/1/13	4,104,750
12,435,000	7.750% due 1/15/15	12,683,700
250,000	6.625% due 1/1/16	236,250
4,400,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	4,961,000
146,000	United Rentals North America Inc., Senior Subordinated Notes, 7.750% due 11/15/13	141,620

	Total Commercial Services	51,921,858

Computers - 0.4%
6,825,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	7,200,375
2,775,000	SunGard Data Systems Inc., Senior Unsecured Notes, 9.125% due 8/15/13 (a)	2,889,469

	Total Computers	10,089,844

Cosmetics/Personal Care - 0.1%
2,600,000	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	2,151,500

Distribution/Wholesale - 0.5%
4,525,000	Buhrmann US Inc., Senior Subordinated Notes, 7.875% due 3/1/15	4,570,250
6,798,000	Wesco Distribution Inc., Senior Subordinated Notes, Series B, 9.125% due 6/1/08	6,916,965

	Total Distribution/Wholesale	11,487,215

Diversified Financial Services - 4.3%
	Alamosa Delaware Inc.:
2,537,000	Senior Discount Notes, step bond to yield 12.000% due 7/31/09	2,822,413
	Senior Notes:
2,827,000	11.000% due 7/31/10	3,201,577
1,000,000	8.500% due 1/31/12	1,072,500
6,549,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	7,318,507
4,725,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	4,789,969
2,000,000	Dana Credit Corp., Notes, 8.375% due 8/15/07 (a)	1,987,708
	Ford Motor Credit Co.:
	Notes:
1,600,000	7.875% due 6/15/10	1,558,472
2,775,000	7.000% due 10/1/13	2,577,234
4,375,000	Senior Notes, 7.250% due 10/25/11	4,157,646
	General Motors Acceptance Corp.:
24,100,000	Bonds, 8.000% due 11/1/31	21,095,959
	Notes:
1,250,000	7.250% due 3/2/11	1,163,618
12,100,000	6.750% due 12/1/14	10,542,258

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services (continued)
$7,335,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	$7,921,800
3,348,767	Iowa Select Farm LP, Secured Notes, 6.500% due 12/1/12 (a)	1,674,384
2,950,000	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (a)	3,160,187
4,375,000	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	4,046,875
10,829,270	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.567% due 6/15/15 (a)(b)	11,050,739
6,540,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 8.158% due 10/1/15	4,774,200
4,125,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	4,413,750

	Total Diversified Financial Services	99,329,796

Electric - 4.5%
	AES Corp., Senior Notes:
1,825,000	8.750% due 6/15/08	1,939,063
2,125,000	9.500% due 6/1/09	2,326,875
5,975,000	9.375% due 9/15/10	6,617,312
1,900,000	8.875% due 2/15/11	2,071,000
4,300,000	7.750% due 3/1/14	4,579,500
	Calpine Corp.:
8,875,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)	6,390,000
	Senior Notes:
350,000	7.875% due 4/1/08 (c)	208,250
465,000	8.625% due 8/15/10 (c)	246,450
3,635,000	Senior Secured Notes, 8.750% due 7/15/13 (a)	2,589,938
4,000,000	Calpine Generating Co. LLC, Secured Notes, 13.216% due 4/1/11 (b)	3,820,000
	Edison Mission Energy, Senior Notes:
2,675,000	10.000% due 8/15/08	2,975,937
5,775,000	7.730% due 6/15/09	6,121,500
7,050,000	9.875% due 4/15/11	8,389,500
	Mirant Americas Generation LLC, Senior Notes:
1,725,000	7.625% due 5/1/06 (e)	2,100,188
10,250,000	8.300% due 5/1/11 (e)	12,838,125
7,475,000	9.125% due 5/1/31 (e)	9,680,125
9,867,731	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	10,558,472
	Reliant Energy Inc., Senior Secured Notes:
3,500,000	9.250% due 7/15/10	3,815,000
10,475,000	9.500% due 7/15/13	11,627,250
4,250,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (a)	4,345,625

	Total Electric	103,240,110

Electrical Components & Equipment - 0.1%
3,570,000	Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	3,409,350

Electronics - 0.3%
	Muzak LLC/Muzak Finance Corp.:
6,325,000	Senior Notes, 10.000% due 2/15/09	5,313,000
1,500,000	Senior Subordinated Notes, 9.875% due 3/15/09	759,375

	Total Electronics	6,072,375

Entertainment - 2.6%
	Argosy Gaming Co., Senior Subordinated Notes:
100,000	9.000% due 9/1/11	109,007
7,000,000	7.000% due 1/15/14	7,800,730

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Entertainment (continued)
$200,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	$201,750
12,150,000	Cinemark Inc., Senior Discount Notes, step bond to yield 10.033% due 3/15/14	8,565,750
8,000,000	Herbst Gaming Inc., 7.000% due 11/15/14	8,030,000
6,100,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	5,878,875
725,000	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000% due 8/1/14	708,687
8,900,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	8,766,500
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
4,550,000	8.250% due 3/15/12	4,572,750
4,000,000	8.750% due 10/1/13	4,140,000
2,550,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	2,626,500
	Six Flags Inc., Senior Notes:
2,025,000	9.750% due 4/15/13	2,004,750
6,025,000	9.625% due 6/1/14	5,964,750

	Total Entertainment	59,370,049

Environmental Control - 1.0%
6,225,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	6,894,187
	Allied Waste North America Inc.:
4,500,000	Senior Notes, 7.250% due 3/15/15 (a)(c)	4,455,000
	Senior Secured Notes, Series B:
125,000	8.500% due 12/1/08	130,938
6,692,000	9.250% due 9/1/12	7,277,550
5,500,000	7.375% due 4/15/14 (c)	5,197,500
4,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (d)(e)	15,600

	Total Environmental Control	23,970,775

Food - 1.3%
3,000,000	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	3,285,000
2,585,760	Ahold Lease USA Inc., Pass-Through Certificates\Series 2001 A-1, 7.820% due 1/2/20	2,807,166
1,100,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	1,188,000
	Doane Pet Care Co.:
1,975,000	Senior Notes, 10.750% due 3/1/10	2,162,625
6,900,000	Senior Subordinated Notes, 9.750% due 5/15/07	6,900,000
	Dole Food Co. Inc., Senior Notes:
3,650,000	8.625% due 5/1/09	3,832,500
1,181,000	8.875% due 3/15/11	1,231,193
7,025,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	6,673,750
2,020,000	Swift & Co., Senior Notes, 10.125% due 10/1/09	2,184,125

	Total Food	30,264,359

Forest Products & Paper - 1.9%
6,910,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	6,253,550
	Appleton Papers Inc.:
2,600,000	Senior Notes, 8.125% due 6/15/11	2,561,000
4,850,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	4,680,250
4,625,000	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	4,405,312
	Bowater Inc.:
3,250,000	Debentures, 9.500% due 10/15/12	3,510,000
1,925,000	Notes, 6.500% due 6/15/13	1,804,688

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Forest Products & Paper (continued)
	Buckeye Technologies Inc., Senior Subordinated Notes:
$2,995,000	9.250% due 9/15/08	$3,009,975
2,350,000	8.000% due 10/15/10	2,244,250
6,200,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	6,262,000
4,325,000	Domtar Inc., Notes, 7.125% due 8/15/15	3,987,096
3,775,000	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	3,378,625
1,625,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,486,875

	Total Forest Products & Paper	43,583,621

Health Care-Product - 0.1%
1,250,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	1,343,750

Health Care-Services - 3.1%
7,225,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	7,550,125
4,000,000	DaVita Inc., 7.250% due 3/15/15	4,075,000
	Extendicare Health Services Inc., Senior Subordinated Notes:
2,650,000	9.500% due 7/1/10	2,835,500
5,900,000	6.875% due 5/1/14	5,841,000
4,550,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	4,925,375
	HCA Inc.:
	Debentures:
352,000	8.360% due 4/15/24	379,414
5,050,000	7.050% due 12/1/27	4,795,036
3,750,000	Notes, 6.375% due 1/15/15	3,728,816
8,725,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	9,095,812
4,000,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	3,250,000
4,050,000	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12 (a)	4,252,500
	Psychiatric Solutions Inc., Senior Subordinated Notes:
2,000,000	10.625% due 6/15/13	2,290,000
750,000	7.750% due 7/15/15 (a)	778,125
	Tenet Healthcare Corp., Senior Notes:
2,950,000	6.500% due 6/1/12	2,765,625
9,100,000	7.375% due 2/1/13	8,667,750
400,000	9.875% due 7/1/14	420,000
1,250,000	9.250% due 2/1/15 (a)	1,268,750
3,025,000	6.875% due 11/15/31	2,525,875
1,600,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,628,000

	Total Health Care-Services	71,072,703

Holding Companies-Diversified - 0.4%
4,175,000	Atlantic Broadband Finance LLC, 9.375% due 1/15/14	3,966,250
4,800,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	4,716,000

	Total Holding Companies-Diversified	8,682,250

Home Furnishings - 0.6%
1,663,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08 (c)	1,571,535
2,700,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,808,000
535,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 11.091% due 9/1/12	377,175
8,175,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	8,256,750

	Total Home Furnishings	13,013,460

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Household Durables - 0.2%
$6,620,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08 (c)	$4,799,500

Household Products/Wares - 0.3%
7,700,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	8,075,375

Internet - 0.1%
3,062,000	FTD Inc., Senior Unsecured Notes, 7.750% due 2/15/14	3,084,965

Iron-Steel - 0.2%
4,400,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	4,884,000
4,000,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (d)(e)(f)	0

	Total Iron-Steel	4,884,000

Leisure Time - 0.3%
175,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	175,000
3,925,000	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12 (c)	3,140,000
4,000,000	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	4,060,000

	Total Leisure Time	7,375,000

Lodging - 0.3%
1,000,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.520% due 7/15/10 (a)	1,075,000
5,710,000	Gaylord Entertainment Co., Notes, 6.750% due 11/15/15	5,552,975
547,000	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	556,573
341	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	379

	Total Lodging	7,184,927

Machinery - 0.2%
3,678,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	3,834,315

Machinery-Construction & Mining - 0.2%
	Terex Corp., Senior Subordinated Notes:
146,341	7.375% due 1/15/14	148,536
4,500,000	Series B, 10.375% due 4/1/11	4,837,500

	Total Machinery-Construction & Mining	4,986,036

Machinery-Diversified - 0.2%
3,650,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	3,878,125
950,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	1,021,250

	Total Machinery-Diversified	4,899,375

Media - 7.3%
7,200,000	Cablevision Systems Corp., Senior Notes, Series B, 8.716% due 4/1/09 (b)	7,416,000
3,250,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	3,371,875
5,278,210	CanWest Media Inc., 8.000% due 9/15/12	5,627,891
	CBD Media Holdings LLC:
4,400,000	Senior Notes, 9.250% due 7/15/12	4,499,000
3,250,000	Senior Subordinated Notes, 8.625% due 6/1/11	3,371,875
	CCH I Holdings LLC:
	Senior Accreting Notes:
10,950,000	step bond to yield 16.454% due 5/15/14 (a)	7,884,000
1,175,000	step bond to yield 17.018% due 1/15/15 (a)(c)	752,000
23,292,406	Senior Secured Notes, 11.000% due 10/1/15 (a)(c)	22,826,558

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Media (continued)
$775,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 9.920% due 4/1/11 (c)	$563,813
4,000,000	CSC Holdings Inc., Senior Subordinated Debentures, 10.500% due 5/15/16	4,325,000
	Dex Media East LLC/Dex Media East Finance Co.:
1,900,000	Senior Notes, 9.875% due 11/15/09	2,075,750
894,000	Senior Notes, Series B, 12.125% due 11/15/12	1,050,450
	Dex Media Inc., Discount Notes:
8,200,000	step bond to yield 8.389% due 11/15/13	6,498,500
5,800,000	step bond to yield 8.389% due 11/15/13	4,596,500
3,125,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	3,464,844
	DirecTV Holdings LLC/DirecTV Financing Co. Inc., Senior Notes:
2,129,000	8.375% due 3/15/13	2,333,916
11,200,000	6.375% due 6/15/15 (a)	11,172,000
	EchoStar DBS Corp., Senior Notes:
4,079,000	9.125% due 1/15/09	4,303,345
11,000,000	6.625% due 10/1/14	10,945,000
4,250,000	Emmis Communications Corp., Senior Notes, 9.745% due 6/15/12 (b)	4,303,125
5,350,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.509% due 10/15/13	4,066,000
4,375,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	4,812,500
2,225,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	2,408,562
5,400,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	5,386,500
2,635,000	Nexstar Finance Holdings LLC, Senior Discount Notes, step bond to yield 11.748% due 4/1/13	1,963,075
6,950,000	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	7,479,937
1,950,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	2,081,625
5,150,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	5,845,250
1,625,000	Rogers Cable Inc., Bonds, 8.750% due 5/1/32	1,864,688
8,500,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	8,744,375
	Yell Finance BV:
3,215,000	Senior Discount Notes, step bond to yield 10.567% due 8/1/11	3,279,300
2,298,000	Senior Notes, 10.750% due 8/1/11	2,527,800
7,075,000	Young Broadcasting Inc., Senior Subordinated Notes, 10.000% due 3/1/11	6,721,250

	Total Media	168,562,304

Metal Fabricate-Hardware - 0.5%
	Mueller Group Inc.:
1,575,000	Secured Notes, 8.443% due 11/1/11 (b)	1,614,375
4,215,000	Senior Subordinated Notes, 10.000% due 5/1/12	4,488,975
2,125,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.877% due 4/15/14	1,561,875
3,475,000	Wolverine Tube Inc., Senior Notes, 7.375% due 8/1/08 (a)	3,005,875

	Total Metal Fabricate-Hardware	10,671,100

Mining - 0.4%
2,100,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (a)	2,175,474
8,500,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	8,075,000

	Total Mining	10,250,474

Miscellaneous Manufacturing - 0.7%
6,275,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	6,267,156
7,100,000	Koppers Inc., 9.875% due 10/15/13	7,881,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Miscellaneous Manufacturing (continued)
$3,000,000	Park-Ohio Industries Inc., 8.375% due 11/15/14	$2,617,500

	Total Miscellaneous Manufacturing	16,765,656

Office Furnishings - 0.4%
	Interface Inc.:
1,325,000	Senior Notes, 10.375% due 2/1/10	1,437,625
6,000,000	Senior Subordinated Notes, 9.500% due 2/1/14	6,030,000
1,300,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	1,423,500

	Total Office Furnishings	8,891,125

Office/Business Equipment - 0.1%
3,550,000	IKON Office Solutions Inc., Senior Notes, 7.750% due 9/15/15 (a)	3,505,625

Oil & Gas - 3.2%
	Chesapeake Energy Corp., Senior Notes:
11,000,000	7.500% due 6/15/14	11,797,500
583,000	6.875% due 1/15/16	600,490
5,850,000	6.250% due 1/15/18	5,762,250
8,677,000	Cimarex Energy Co., 9.600% due 3/15/12	9,457,930
	Costilla Energy Inc., Senior Notes:
4,000,000	10.250% due 10/1/06 (d)(e)(f)	0
1,000,000	10.250% due 10/1/06 (d)(e)(f)	0
9,125,000	EXCO Resources Inc., 7.250% due 1/15/11	9,490,000
	Forest Oil Corp., Senior Notes:
1,200,000	8.000% due 6/15/08	1,279,500
5,925,000	8.000% due 12/15/11	6,576,750
	Petronas Capital Ltd.:
75,000	7.000% due 5/22/12 (a)	83,828
3,275,000	7.875% due 5/22/22 (a)	4,075,721
3,225,000	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	3,499,125
	Pogo Producing Co.:
2,425,000	Senior Subordinated Notes, 6.875% due 10/1/17 (a)	2,470,469
2,000,000	Senior Subordinated Notes, Series B, 8.250% due 4/15/11	2,110,000
200,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	197,500
	Swift Energy Co.:
2,525,000	Senior Notes, 7.625% due 7/15/11	2,613,375
5,250,000	Senior Subordinated Notes, 9.375% due 5/1/12	5,696,250
	Vintage Petroleum Inc.:
1,500,000	Senior Notes, 8.250% due 5/1/12	1,612,500
5,525,000	Senior Subordinated Notes, 7.875% due 5/15/11	5,801,250

	Total Oil & Gas	73,124,438

Oil & Gas Services - 0.7%
2,175,000	Grant Prideco Inc., Senior Unsecured Notes, 6.125% due 8/15/15 (a)	2,207,625
	Hanover Compressor Co.:
	Senior Notes:
2,500,000	8.625% due 12/15/10	2,706,250
2,350,000	9.000% due 6/1/14	2,623,188
525,000	Subordinated Notes, zero coupon bond to yield 8.521% due 3/31/07	475,125
	Key Energy Services Inc.:
2,500,000	Senior Notes, 6.375% due 5/1/13	2,500,000
4,875,000	Senior Notes, Series C, 8.375% due 3/1/08	5,039,531
1,700,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	1,768,000

	Total Oil & Gas Services	17,319,719

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Packaging & Containers - 2.8%
$6,750,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (e)	$4,353,750
5,425,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	5,859,000
5,175,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	4,890,375
6,125,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	5,788,125
6,200,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	6,262,000
7,075,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 7.750% due 5/15/11	7,393,375
11,200,000	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	12,264,000
	Pliant Corp.:
1,701,967	Secured Notes, 11.625% due 6/15/09 (a)	1,812,595
1,650,000	Senior Secured Second Lien Notes, 11.125% due 9/1/09	1,427,250
1,525,000	Senior Subordinated Notes, 13.000% due 6/1/10	732,000
4,025,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	2,636,375
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
3,025,000	9.750% due 2/1/11	3,085,500
5,950,000	8.375% due 7/1/12	5,682,250
100,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	89,500
	Tekni-Plex Inc.:
600,000	Senior Secured Notes, 8.750% due 11/15/13 (a)	516,000
5,125,000	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	2,870,000

	Total Packaging & Containers	65,662,095

Pharmaceuticals - 0.3%
341	AmerisourceBergen Corp., Senior Unsecured Notes, 7.250% due 11/15/12	396
7,300,000	Warner Chilcott Corp., 8.750% due 2/1/15 (a)	7,044,500

	Total Pharmaceuticals	7,044,896

Pipelines - 3.7%
	Dynegy Holdings Inc.:
	Debentures:
11,850,000	7.125% due 5/15/18	11,020,500
5,575,000	7.625% due 10/15/26	5,184,750
6,500,000	Secured Notes, 9.875% due 7/15/10 (a)	7,117,500
3,625,000	Senior Secured Notes, 10.125% due 7/15/13 (a)	4,060,000
	El Paso Corp.:
	Medium-Term Notes:
500,000	7.375% due 12/15/12	505,000
5,475,000	7.750% due 1/15/32	5,543,438
10,500,000	7.800% due 8/1/31	10,578,750
10,475,000	Notes, 7.875% due 6/15/12	10,894,000
6,925,000	Holly Energy Partners LP, Senior Notes, 6.250% due 3/1/15 (a)	6,890,375
	Williams Cos. Inc.:
	Notes:
8,650,000	7.875% due 9/1/21	9,558,250
6,875,000	8.750% due 3/15/32	8,146,875
6,275,000	Senior Notes, 7.625% due 7/15/19	6,824,062

	Total Pipelines	86,323,500

Real Estate - 0.1%
1,495,000	CB Richard Ellis Services Inc., Senior Notes, 9.750% due 5/15/10	1,655,712

REITs - 1.2%
3,625,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	3,960,312

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
REITs (continued)
	Host Marriott LP, Senior Notes:
$8,775,000	7.125% due 11/1/13	$9,005,344
2,550,000	Series I, 9.500% due 1/15/07	2,680,688
2,650,000	Series O, 6.375% due 3/15/15	2,583,750
	MeriStar Hospitality Corp., Senior Notes:
1,900,000	9.000% due 1/15/08	1,987,875
6,800,000	9.125% due 1/15/11	7,242,000

	Total REITs	27,459,969

Resorts/Casinos - 3.6%
5,950,000	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	6,388,812
	Caesars Entertainment Inc.:
1,925,000	Senior Notes, 7.000% due 4/15/13	2,090,868
	Senior Subordinated Notes:
700,000	9.375% due 2/15/07	740,250
5,250,000	8.875% due 9/15/08	5,755,313
4,850,000	8.125% due 5/15/11	5,425,938
1,000,000	Series A, 7.875% due 12/15/05	1,008,750
5,275,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	5,987,125
7,375,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15 (a)	7,181,406
6,950,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	6,741,500
	MGM MIRAGE Inc.:
	Senior Notes:
7,000,000	6.750% due 9/1/12	7,148,750
1,925,000	5.875% due 2/27/14	1,838,375
	Senior Subordinated Notes:
116,000	9.375% due 2/15/10	128,470
3,250,000	9.750% due 6/1/07	3,477,500
4,250,000	8.375% due 2/1/11	4,590,000
1,250,000	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	1,287,500
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
425,000	7.125% due 8/15/14	442,000
4,525,000	6.875% due 2/15/15	4,638,125
1,275,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	1,396,125
	Station Casinos Inc., Senior Subordinated Notes:
6,375,000	6.875% due 3/1/16 (a)	6,494,531
5,000,000	6.875% due 3/1/16	5,093,750
4,550,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	4,754,750

	Total Resorts/Casinos	82,609,838

Retail - 2.2%
1,550,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	1,581,000
6,375,000	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	5,992,500
3,600,000	Eye Care Centers of America Inc., Senior Subordinated Notes, 10.750% due 2/15/15 (a)	3,402,000
3,025,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	2,575,032
1,479,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (d)(e)(f)	0
3,550,000	Friendly Ice Cream Corp., Senior Notes, 8.375% due 6/15/12 (c)	3,372,500
1,000,000	General Nutrition Centers Inc., Senior Subordinated Notes, 8.500% due 12/1/10	857,500
3,258,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	3,632,670
2,000,000	Jean Coutu Group (PJC) Inc., Senior Notes, 7.625% due 8/1/12	2,045,000
7,225,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	7,225,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Retail (continued)
$3,275,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	$3,275,000
	Rite Aid Corp.:
200,000	7.500% due 1/15/15	192,000
	Notes:
1,125,000	7.125% due 1/15/07	1,137,656
2,550,000	6.125% due 12/15/08 (a)	2,435,250
4,750,000	Senior Secured Second Lien Notes, 8.125% due 5/1/10	4,868,750
2,600,000	Saks Inc., Notes, 9.875% due 10/1/11 (c)	2,886,000
4,725,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	4,725,000

	Total Retail	50,202,858

Semiconductors - 0.4%
	Amkor Technology Inc.:
	Senior Notes:
1,950,000	9.250% due 2/15/08	1,837,875
4,000,000	7.125% due 3/15/11 (c)	3,470,000
146,000	7.750% due 5/15/13	125,560
4,190,000	Senior Subordinated Notes, 10.500% due 5/1/09 (c)	3,582,450

	Total Semiconductors	9,015,885

Telecommunications - 7.0%
4,600,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	4,899,000
1,150,000	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 9.192% due 8/1/08	891,250
5,000,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	6,356,250
	Centennial Communications Corp., Senior Notes:
6,625,000	10.125% due 6/15/13	7,486,250
3,275,000	8.125% due 2/1/14	3,479,687
	Insight Midwest LP/Insight Capital Inc., Senior Notes:
2,350,000	9.750% due 10/1/09	2,414,625
4,900,000	10.500% due 11/1/10	5,169,500
2,800,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (a)(b)	2,863,000
5,575,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.447% due 2/1/15 (a)	3,707,375
2,000,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	2,320,000
20,475,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	18,018,000
11,210,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	12,527,175
	Nextel Communications Inc.:
521,428	Senior Notes, 9.500% due 2/1/11	554,706
1,425,000	Senior Notes, Series E, 6.875% due 10/31/13	1,513,910
21,400,000	Senior Serial Redeemable Notes, Series D, 7.375% due 8/1/15	22,929,180
7,675,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	7,713,375
2,405,000	PanAmSat Corp., 9.000% due 8/15/14	2,549,300
5,950,000	Qwest Corp., Notes, 8.875% due 3/15/12	6,530,125
	Qwest Services Corp., Senior Secured Notes:
12,925,000	13.500% due 12/15/10	14,863,750
10,851,000	14.000% due 12/15/14	13,211,092
5,800,000	Rogers Wireless Communications Inc., Secured Notes, 7.500% due 3/15/15	6,278,500
	SBA Communications Corp.:
4,032,000	Senior Discount Notes, step bond to yield 7.550% due 12/15/11	3,679,200
3,075,000	Senior Notes, 8.500% due 12/1/12	3,359,438
6,950,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	7,749,250
3,250,000	World Access Inc., Senior Notes, 13.250% due 1/15/08 (e)	178,750

	Total Telecommunications	161,242,688

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Textiles - 0.3%
$6,725,000	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10	$6,523,250

Transportation - 0.3%
2,500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (d)(e)(f)	0
7,750,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	8,060,000

	Total Transportation	8,060,000

	TOTAL CORPORATE BONDS & NOTES (Cost - $1,671,334,635)	1,675,636,735

CONVERTIBLE BOND & NOTE - 0.1%
Telecommunications - 0.1%
1,325,000	American Tower Corp., Notes, 5.000% due 2/15/10 (Cost - $694,590)	1,323,344

ASSET-BACKED SECURITIES - 0.0%
Credit Card - 0.0%
573,470	First Consumers Master Trust, Series 2001-A, Class A, 4.280% due 9/15/08	570,215

Diversified Financial Services - 0.0%
3,210,025	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (d)(e)(f)	0

	TOTAL ASSET-BACKED SECURITIES (Cost - $3,872,111)	570,215

SOVEREIGN BONDS - 20.1%
Argentina - 0.7%
	Republic of Argentina:
7,000,000	4.005% due 8/3/12 (b)	6,382,683
23,242,153	5.830% due 12/31/33	9,876,753
2,810,000	Step bond to yield 8.870% due 12/31/38	1,112,057

	Total Argentina	17,371,493

Brazil - 4.7%
	Federative Republic of Brazil:
3,010,000	12.250% due 3/6/30	4,147,028
51,977,000	Collective Action Security, 8.000% due 1/15/15	55,121,608
35,268,101	DCB, Series L, 5.250% due 4/15/12	34,772,143
	FLIRB, Series L:
3,692,308	5.187% due 4/15/09	3,656,308
7,876,922	5.250% due 4/15/09 (b)	7,800,122
4,541,483	NMB, Series L, 5.187% due 4/15/09	4,530,129

	Total Brazil	110,027,338

Bulgaria - 0.4%
6,815,000	Republic of Bulgaria, 8.250% due 1/15/15	8,399,488

Chile - 0.3%
6,800,000	Republic of Chile, 5.500% due 1/15/13	7,099,195

Colombia - 1.0%
	Republic of Colombia:
1,375,000	9.750% due 4/23/09	1,579,531
1,275,000	10.500% due 7/9/10	1,541,156
1,550,000	10.000% due 1/23/12	1,873,563
5,040,000	10.750% due 1/15/13	6,341,580
4,575,000	11.750% due 2/25/20	6,384,412
130,000	8.125% due 5/21/24	139,913

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Colombia (continued)
$4,005,000	10.375% due 1/28/33	$5,236,537

	Total Colombia	23,096,692

Costa Rica - 0.0%
375,000	Republic of Costa Rica, 8.050% due 1/31/13 (a)	408,750

Ecuador - 0.3%
	Republic of Ecuador:
835,000	12.000% due 11/15/12 (a)	849,195
6,060,000	step bond to yield 10.521% due 8/15/30 (a)	5,732,760

	Total Ecuador	6,581,955

El Salvador - 0.2%
3,375,000	Republic of El Salvador, 7.750% due 1/24/23 (a)	3,796,875

Malaysia - 0.3%
	Federation of Malaysia:
3,400,000	8.750% due 6/1/09	3,858,362
3,125,000	7.500% due 7/15/11	3,549,286

	Total Malaysia	7,407,648

Mexico - 4.4%
	United Mexican States:
8,015,000	11.375% due 9/15/16	11,854,185
	Bonds:
15,810,000	8.300% due 8/15/31	19,762,500
53,215,000	Series MI10, 9.500% due 12/18/14	5,220,777
	Series A, Notes:
9,300,000	6.375% due 1/16/13	9,920,775
10,531,000	5.875% due 1/15/14	10,910,116
8,225,000	6.625% due 3/3/15	8,950,856
13,200,000	8.000% due 9/24/22	16,038,000
16,685,000	7.500% due 4/8/33	19,354,600

	Total Mexico	102,011,809

Panama - 0.8%
	Republic of Panama:
465,000	9.625% due 2/8/11	555,675
3,150,000	9.375% due 7/23/12	3,827,250
1,600,000	7.250% due 3/15/15	1,750,000
3,355,000	9.375% due 1/16/23	4,252,462
1,150,000	8.875% due 9/30/27	1,405,875
4,750,000	9.375% due 4/1/29	6,056,250

	Total Panama	17,847,512

Peru - 0.9%
	Republic of Peru:
2,425,000	9.125% due 2/21/12	2,916,063
2,400,000	9.875% due 2/6/15	3,072,000
3,650,000	8.750% due 11/21/33	4,434,750
1,162,280	FLIRB, 1.000% due 3/7/17	1,124,506
1,725,000	Global Bonds, 7.350% due 7/21/25	1,837,125
8,651,000	PDI, 5.000% due 3/7/17	8,510,421

	Total Peru	21,894,865

Philippines - 1.0%
	Republic of the Philippines:
25,000	8.375% due 3/12/09	26,531

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Philippines (continued)
$1,250,000	8.250% due 1/15/14	$1,300,750
600,000	9.375% due 1/18/17	660,000
13,275,000	10.625% due 3/16/25	15,523,121
1,466,667	FLIRB, Series B, 4.375% due 6/1/08 (b)	1,360,333
3,300,000	Senior Notes, 9.500% due 2/2/30	3,528,855

	Total Philippines	22,399,590

Poland - 0.1%
2,550,000	Republic of Poland, Unsubordinated Notes, 5.250% due 1/15/14	2,629,688

Russia - 1.6%
	Russian Federation:
7,975,000	12.750% due 6/24/28 (a)	15,052,812
18,635,000	Step bond to yield 5.275% due 3/31/30 (a)	21,423,728

	Total Russia	36,476,540

South Africa - 0.4%
	Republic of South Africa:
950,000	9.125% due 5/19/09	1,084,188
7,050,000	6.500% due 6/2/14	7,746,187

	Total South Africa	8,830,375

Turkey - 1.4%
	Republic of Turkey:
825,000	11.750% due 6/15/10	1,031,250
3,300,000	11.500% due 1/23/12	4,232,250
3,175,000	7.250% due 3/15/15	3,349,625
3,350,000	7.000% due 6/5/20	3,316,500
1,300,000	7.375% due 2/5/25	1,301,625
9,755,000	11.875% due 1/15/30	14,339,850
5,000,000	Collective Action Security, 9.500% due 1/15/14	6,050,000

	Total Turkey	33,621,100

Ukraine - 0.3%
5,585,000	Republic of Ukraine, 7.650% due 6/11/13 (a)	6,164,444

Uruguay - 0.2%
3,900,000	Republic of Uruguay, Benchmark Bonds, 7.500% due 3/15/15	3,997,500

Venezuela - 1.1%
	Bolivarian Republic of Venezuela:
11,439,000	8.500% due 10/8/14	12,754,485
4,175,000	7.650% due 4/21/25	4,235,538
5,875,000	Collective Action Security, 10.750% due 9/19/13	7,346,687
725,000	Par Bonds, Series A, 6.750% due 3/31/20	732,250

	Total Venezuela	25,068,960

	TOTAL SOVEREIGN BONDS (Cost - $423,150,705)	465,131,817

SHARES	SECURITY	VALUE
ESCROWED SHARES(f) - 0.0%
4,000,000	Breed Technologies Inc. (d)(e)*	0
4,000,000	Imperial Holly Co. (e)*	0
2,000,000	Pillowtex Corp.*	0
1,324,028	Vlasic Foods International Inc. (d)(e)*	47,930

	TOTAL ESCROWED SHARES (Cost - $0)	47,930

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.0%
29,983	Mattress Discounters Corp. (d)(f)*	$0

Media - 0.6%
132,763	Liberty Global Inc., Class A Shares*	3,595,222
132,763	Liberty Global Inc., Series C Shares*	3,418,647
90,197	NTL Inc.*	6,025,160

	Total Media	13,039,029

	TOTAL CONSUMER DISCRETIONARY	13,039,029

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
172,414	Continental AFA Dispensing Co. (d)(f)	948,277

Machinery - 0.0%
20	Glasstech Inc. (d)(f)	0

	TOTAL INDUSTRIALS	948,277

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
40,557	Axiohm Transaction Solutions Inc. (d)(f)*	0

MATERIALS - 0.1%
Chemicals - 0.1%
125,973	Applied Extrusion Technologies Inc., Class A Shares (c)*	1,637,649

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
142,752	Telewest Global Inc.*	3,276,159
10,212	World Access Inc., Senior Notes	7

	Total Diversified Telecommunication Services	3,276,166

Wireless Telecommunication Services - 0.4%
318,636	American Tower Corp., Class A Shares*	7,949,968

	TOTAL TELECOMMUNICATION SERVICES	11,226,134

	TOTAL COMMON STOCKS (Cost - $22,574,958)	26,851,089

PREFERRED STOCK - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
62,500	Delphi Trust I, 8.250% (c)	584,375

Media - 0.2%
4,063	Spanish Broadcasting System Inc., Series B, 10.750%	4,357,567

	TOTAL CONSUMER DISCRETIONARY	4,941,942

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
9,787	TCR Holdings Corp., Class B Shares (d)(f)	10
5,383	TCR Holdings Corp., Class C Shares (d)(f)	6
14,191	TCR Holdings Corp., Class D Shares (d)(f)	14
29,362	TCR Holdings Corp., Class E Shares (d)(f)	29

	TOTAL FINANCIALS	59

INDUSTRIALS - 0.0%
Machinery - 0.0%
22	Glasstech Inc. (d)(f)	0

	TOTAL PREFERRED STOCK (Cost - $5,743,803)	4,942,001

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.4%
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
6,913	Alamosa Holdings Inc., Cumulative Convertible, Series B, 7.500% (Cost - $2,072,725)	$8,818,396

WARRANT
WARRANTS - 0.0%
1,150	American Tower Corp., Class A Shares, Expires 8/1/08(a)*	405,004
13,845	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	415,350
2,240	Brown Jordan International Inc., Expires 8/15/07(a)(d)*	20
16,537,951	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (d)*	165,380
1,250	Leap Wireless International Inc., Expires 4/15/10(a)(d)(f)*	0
3,500	Mattress Discounters Co., Expires 7/15/07(a)(d)(f)*	0
13,446	Pillowtex Corp., Expires 11/24/09(d)(f)*	13
2,500	UbiquiTel Inc., Expires 4/15/10(a)(d)(f)*	25

	TOTAL WARRANTS (Cost - $363,276)	985,792

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,129,806,803)	2,184,307,319

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.5%
Repurchase Agreements - 4.4%
$52,287,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05, Proceeds at maturity - $52,303,775; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $53,332,779)	52,287,000
50,000,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.810% due 10/3/05, Proceeds at maturity - $50,015,875; (Fully collateralized by U.S. Treasury obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $51,000,260) (g)	50,000,000

	Total Repurchase Agreements (Cost - $102,287,000)	102,287,000

SHARES
Securities Purchased from Securities Lending Collateral - 1.1%
24,964,016	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $24,964,016)	24,964,016

	TOTAL SHORT-TERM INVESTMENTS (Cost - $127,251,016)	127,251,016

	TOTAL INVESTMENTS - 99.8% (Cost - $2,257,057,819#)	2,311,558,335
	Other Assets in Excess of Liabilities - 0.2%	4,834,709

	TOTAL NET ASSETS - 100.0%	$2,316,393,044

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(c)	All or a portion of this security is on loan (See Notes 1 and 2).

(d)	Illiquid Security.

(e)	Security is currently in default.

(f)	Securities are fair valued at September 30, 2005 in accordance with the policies adopted by the Board of Directors (see Note 1).

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

(g)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap transactions, reverse repurchase agreements, foreign currency contracts, TBA’s, mortgage dollar rolls, short sales and securities traded on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond
FLIRB	— Front-Loaded Interest Reduction Bonds
NMB	— New Money Bond
PDI	— Past Due Interest
REITs	— Real Estate Investment Trust

See Notes to Schedule of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 56.7%
FHLMC - 14.2%
	Federal Home Loan Mortgage Corp. (FHLMC):
$1,180	11.750% due 7/1/15	$1,292
50,933	8.000% due 7/1/20	54,249
2,161,932	9.500% due 1/1/21 (a)	2,369,479
826,684	5.745% due 7/1/32 (b)	832,585
2,469,382	5.000% due 8/1/33 (a)	2,423,298
	Gold:
4,640	7.500% due 5/1/07	4,771
391,703	6.000% due 7/1/10-7/1/29	399,483
90,630	7.000% due 5/1/11-8/1/11	94,655
1,643	8.250% due 4/1/17	1,767
12,630	8.000% due 12/1/19	13,480
10,700,000	5.000% due 10/1/35 (c)(d)	10,472,625

	Total FHLMC	16,667,684

FNMA - 34.8%
	Federal National Mortgage Association (FNMA):
1,497,646	6.000% due 9/1/11 (a)	1,541,517
45,625	12.500% due 9/20/15-1/15/16	50,912
68,714	12.000% due 1/1/16-1/15/16	76,306
261,015	8.500% due 8/1/19-11/1/23	283,621
1,531	11.500% due 9/1/19	1,691
13,688	10.500% due 8/1/20	15,657
18,000,000	5.500% due 10/1/20-10/1/35 (c)(d)	18,084,384
296,120	6.500% due 9/1/24	304,850
283,491	7.000% due 1/1/25	298,146
1,396,101	6.000% due 2/1/29-1/1/33	1,420,830
30,549	7.500% due 7/1/30-9/1/30	32,345
608,478	8.500% due 10/1/30 (a)	661,695
10,700,000	5.000% due 10/1/35 (c)(d)	10,475,963
3,000,000	6.000% due 10/1/35 (c)(d)	3,050,625
4,500,000	6.500% due 10/1/35 (c)(d)	4,632,188

	Total FNMA	40,930,730

GNMA - 7.7%
	Government National Mortgage Association (GNMA):
401,253	8.500% due 6/15/25	441,456
8,500,000	5.500% due 10/1/35 (c)(d)	8,579,687

	Total GNMA	9,021,143

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $66,241,699)	66,619,557

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	Series 2525, Class AM, 4.500% due 4/15/32	111,709
2,227,287	Series 2638, Class DI, PAC IO, 5.000% due 5/15/23	385,343
2,364,532	Series 2670, Class IT, PAC IO, 5.000% due 12/15/09	62,617
4,563,293	Series 2686, Class QI, PAC IO, 5.500% due 1/15/23	201,973
	Federal National Mortgage Association (FNMA):
496,287	ACES, Series 1998-M4, Class C, 6.527% due 5/25/30	515,672
22	Grantor Trust, Series 1998-T1, Class A, 6,620.226% due 12/28/28 (b)	22
517,671	Series 2003-41, Class IA, IO, 5.000% due 3/25/09	5,841
1,040,206	Whole Loan, Series 2003-W19, Class 2A, 4.501% due 6/25/33 (b)	1,051,822

See Notes to Schedule of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$885,956	Government National Mortgage Association (GNMA), Series 2003-79, Class PW, PAC, 5.500% due 5/20/09	$897,658

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,171,915)	3,232,657

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 35.0%
U.S. Government Agencies - 2.1%
500,000	Federal Home Loan Bank (FHLB), Senior Notes, 5.800% due 9/2/08	517,517
2,000,000	Federal National Mortgage Association (FNMA), Notes, 4.308% due 2/17/09 (a)(b)	1,994,960

	Total U.S. Government Agencies	2,512,477

U.S. Government Obligations - 32.9%
	U.S. Treasury Notes:
6,500,000	2.875% due 11/30/06 (e)	6,408,850
10,000,000	3.375% due 2/15/08 (e)	9,822,660
12,300,000	3.375% due 11/15/08 (a)(e)	12,010,286
1,500,000	3.500% due 11/15/09	1,460,040
1,000,000	5.750% due 8/15/10 (e)	1,066,836
4,000,000	4.000% due 2/15/14 (e)	3,910,628
4,000,000	4.000% due 2/15/15 (e)	3,895,004

	Total U.S. Government Obligations	38,574,304

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $41,614,629)	41,086,781

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $111,028,243)	110,938,995

SHORT-TERM INVESTMENTS - 71.9%
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 42.5%
U.S. Government Agencies - 42.5%
25,000,000	Federal Farm Credit Bank (FFCB), zero coupon to yield, 0.010% due 10/11/05 (a)	24,980,500
25,000,000	Federal Home Loan Bank (FHLB), zero coupon to yield, 0.010% due 10/12/05 (a)	24,977,562

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $49,958,062)	49,958,062

Repurchase Agreement - 5.6%
6,550,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05, Proceeds at maturity - $6,552,101; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38; Market value - $6,681,003) (Cost - $6,550,000) (a)	6,550,000

SHARES
Securities Purchased from Securities Lending Collateral - 23.8%
27,919,908	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $27,919,908)	27,919,908

	TOTAL SHORT-TERM INVESTMENTS (Cost - $84,427,970)	84,427,970

	TOTAL INVESTMENTS - 166.4% (Cost - $195,456,213#)	195,366,965
	Liabilities in Excess of Other Assets - (66.4)%	(77,963,517)

	TOTAL NET ASSETS - 100.0%	$117,403,448

(a)	All or a portion of this security is segregated for open futures contracts and mortgage dollar rolls.

See Notes to Schedule of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(c)	This security is traded on a “to-be-announced” basis.

(d)	All or a portion of this security is acquired under mortgage dollar roll agreement.

(e)	All or a portion of this security is on loan (See Notes 1 and 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

IO	— Interest Only
PAC	— Planned Amortization Cost

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 28.6%
Advertising - 0.2%
$75,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	$78,000
150,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08 (b)	120,938
125,000	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09 (b)	129,687

	Total Advertising	328,625

Aerospace/Defense - 0.5%
150,000	Alliant Techsystems Inc., Senior Subordinated Notes, 8.500% due 5/15/11	158,625
255,000	Goodrich Corp., Notes, 7.500% due 4/15/08	269,708
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	263,750
	Sequa Corp., Senior Notes:
125,000	9.000% due 8/1/09	133,125
75,000	Series B, 8.875% due 4/1/08	78,375

	Total Aerospace/Defense	903,583

Airlines - 0.0%
43,250	Continental Airlines Inc., Pass-Through Certificates\Series 1998-C, Series B, 6.541% due 9/15/08	40,779

Apparel - 0.1%
	Levi Strauss & Co., Senior Notes:
25,000	8.804% due 4/1/12 (b)(c)	25,062
150,000	9.750% due 1/15/15 (b)	153,750
50,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	52,250

	Total Apparel	231,062

Auto Manufacturers - 0.7%
575,000	DaimlerChrysler North America Holding Corp., 4.050% due 6/4/08 (b)	561,869
	Ford Motor Co.:
	Debentures:
50,000	6.625% due 10/1/28 (b)	36,375
25,000	8.900% due 1/15/32	21,187
590,000	Notes, 7.450% due 7/16/31 (b)	463,150
	General Motors Corp., Senior Debentures:
50,000	8.250% due 7/15/23 (b)	39,125
250,000	8.375% due 7/15/33 (b)	196,250

	Total Auto Manufacturers	1,317,956

Auto Parts & Equipment - 0.2%
50,000	Delphi Corp., Senior Notes, 6.500% due 8/15/13 (b)	33,750
36,585	Dura Operating Corp., Senior Unsecured Notes, Series B, 8.625% due 4/15/12	32,744
201,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	219,090

	Total Auto Parts & Equipment	285,584

Banks - 1.0%
830,000	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (d)	927,936
700,000	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)	914,994

	Total Banks	1,842,930

Building Materials - 0.1%
325,000	Associated Materials, Inc., Senior Discount Notes, step bond to yield 15.752% due 3/1/14 (d)	164,125
75,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	69,375

	Total Building Materials	233,500

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Chemicals - 1.2%
$125,000	Compass Minerals Group Inc., Senior Subordinated Notes, 10.000% due 8/15/11	$136,250
150,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11 (b)	164,250
200,000	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	225,000
209,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	216,054
175,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	189,656
200,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12 (b)	224,000
125,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	143,281
150,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	162,000
75,000	PQ Corp., 7.500% due 2/15/13 (a)	73,125
	Resolution Performance Products LLC:
100,000	Secured Notes, 8.000% due 12/15/09	103,500
125,000	Senior Subordinated Notes, 13.500% due 11/15/10 (b)	133,438
	Rhodia SA:
125,000	Senior Notes, 7.625% due 6/1/10 (b)	122,500
150,000	Senior Subordinated Notes, 8.875% due 6/1/11 (b)	142,500
162,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11 (b)	175,365

	Total Chemicals	2,210,919

Commercial Services - 0.5%
150,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	159,750
	Cenveo Corp.:
25,000	Senior Notes, 9.625% due 3/15/12 (b)	26,938
125,000	Senior Subordinated Notes, 7.875% due 12/1/13 (b)	121,250
75,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	74,625
125,000	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	131,562
250,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	281,875
36,000	United Rentals North America Inc., Senior Subordinated Notes, 7.750% due 11/15/13 (b)	34,920

	Total Commercial Services	830,920

Computers - 0.1%
150,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09 (b)	158,250
50,000	SunGard Data Systems Inc., Senior Unsecured Notes, 9.125% due 8/15/13 (a)	52,062

	Total Computers	210,312

Diversified Financial Services - 6.4%
143,000	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	161,948
130,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14 (d)	145,275
600,000	Capital One Bank, Notes, 5.750% due 9/15/10	620,561
800,000	CIT Group Inc., Senior Notes, 7.750% due 4/2/12	918,254
950,000	Countrywide Home Loans Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11 (d)	903,576
325,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	316,565
	General Motors Acceptance Corp.:
30,000	Bonds, 8.000% due 11/1/31	26,261
	Notes:
15,000	7.250% due 3/2/11	13,963
725,000	6.875% due 9/15/11	660,247
325,000	6.750% due 12/1/14 (b)	283,160
950,000	HSBC Finance Corp., Unsecured Notes, 5.250% due 4/15/15 (b)	956,219
625,000	Independence Community Bank Corp., Notes, 3.500% due 6/20/13 (c)	602,428

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services (continued)
$650,000	International Lease Finance Corp., Notes, 5.000% due 9/15/12	$642,344
315,553	Iowa Select Farm LP, Secured Notes, 6.500% due 12/1/12 (a)	157,777
700,000	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12	761,454
640,000	MBNA Corp., Notes, 4.625% due 9/15/08	639,969
900,000	Morgan Stanley, Notes, 6.600% due 4/1/12	976,329
100,000	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	92,500
2,707,318	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.651% due 6/15/15 (a)(c)(d)	2,762,685
100,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.731% due 10/1/15 (b)	73,000

	Total Diversified Financial Services	11,714,515

Electric - 2.0%
	AES Corp., Senior Notes:
250,000	8.750% due 6/15/08 (b)	265,625
25,000	7.750% due 3/1/14 (b)	26,625
575,000	Appalachian Power Co., Bonds, Series H, 5.950% due 5/15/33 (d)	584,848
	Calpine Corp.:
250,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(b)	180,000
50,000	Senior Notes, 7.875% due 4/1/08 (b)	29,750
100,000	Calpine Generating Co. LLC, Secured Notes, 13.231% due 4/1/11 (c)	95,500
625,000	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	615,796
325,000	Edison Mission Energy, Senior Notes, 9.875% due 4/15/11 (b)	386,750
625,000	Entergy Gulf States Inc., First Mortgage Bonds, 6.200% due 7/1/33	586,509
250,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31 (e)	323,750
210,432	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13 (a)	225,162
	Reliant Energy Inc., Senior Secured Notes:
25,000	9.250% due 7/15/10 (b)	27,250
250,000	9.500% due 7/15/13 (b)	277,500

	Total Electric	3,625,065

Electronics - 0.1%
250,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	210,000

Entertainment - 0.4%
200,000	Cinemark Inc., Senior Discount Notes, step bond to yield 10.033% due 3/15/14	141,000
150,000	Herbst Gaming Inc., 7.000% due 11/15/14	150,562
75,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15 (b)	73,875
125,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	125,625
75,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12 (a)	75,000
	Six Flags Inc., Senior Notes:
25,000	9.750% due 4/15/13 (b)	24,750
50,000	9.625% due 6/1/14	49,500

	Total Entertainment	640,312

Environmental Control - 0.2%
125,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	138,437
	Allied Waste North America Inc.:
100,000	Senior Notes, 7.250% due 3/15/15 (a)(b)	99,000
	Senior Secured Notes, Series B:
25,000	8.500% due 12/1/08	26,188

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Environmental Control (continued)
$150,000	9.250% due 9/1/12	$163,125

	Total Environmental Control	426,750

Food - 1.1%
	Doane Pet Care Co.:
75,000	Senior Notes, 10.750% due 3/1/10	82,125
150,000	Senior Subordinated Notes, 9.750% due 5/15/07 (b)	150,000
865,000	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11 (d)	894,878
150,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	142,500
550,000	Safeway Inc., Senior Debentures, 7.250% due 2/1/31	583,427
112,000	United Agri Products Inc., Senior Notes, 9.000% due 12/15/11	118,720

	Total Food	1,971,650

Forest Products & Paper - 0.2%
	Buckeye Technologies Inc., Senior Subordinated Notes:
225,000	9.250% due 9/15/08 (b)	226,125
75,000	8.000% due 10/15/10 (b)	71,625

	Total Forest Products & Paper	297,750

Health Care-Products - 0.2%
50,000	Accellent Corp., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	54,500
250,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12 (d)	268,750

	Total Health Care-Products	323,250

Health Care-Services - 1.3%
125,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13 (d)	130,625
75,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	75,563
75,000	DaVita Inc., 7.250% due 3/15/15	76,406
125,000	Extendicare Health Services Inc., Senior Subordinated Notes, 9.500% due 7/1/10	133,750
125,000	HCA Inc., Notes, 6.375% due 1/15/15 (b)	124,294
655,000	Humana Inc., Senior Notes, 6.300% due 8/1/18	699,268
150,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	156,375
	Tenet Healthcare Corp., Senior Notes:
150,000	7.375% due 2/1/13	142,875
25,000	9.875% due 7/1/14	26,250
50,000	9.250% due 2/1/15 (a)	50,750
100,000	6.875% due 11/15/31	83,500
550,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	590,980

	Total Health Care-Services	2,290,636

Holding Companies-Diversified - 0.3%
600,000	EnCana Holdings Finance Corp., 5.800% due 5/1/14	632,979

Home Furnishings - 0.1%
76,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08 (b)	71,820
100,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (b)	101,000

	Total Home Furnishings	172,820

Household Durables - 0.0%
125,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	90,625

Iron-Steel - 0.0%
50,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13 (b)	55,500

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Iron-Steel (continued)
$500,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (e)(f)(g)	$0

	Total Iron-Steel	55,500

Leisure Time - 0.0%
100,000	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12 (b)	80,000

Lodging - 0.1%
100,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.000% due 7/15/10 (a)	107,500
150,000	Gaylord Entertainment Co., Notes, 6.750% due 11/15/14 (b)	145,875
585	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	650

	Total Lodging	254,025

Machinery - 0.0%
66,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	68,805

Machinery-Construction & Mining - 0.2%
	Terex Corp., Senior Subordinated Notes:
36,585	7.375% due 1/15/14	37,134
225,000	Series B, 10.375% due 4/1/11	241,875

	Total Machinery-Construction & Mining	279,009

Machinery-Diversified - 0.1%
25,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	26,563
125,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	134,375

	Total Machinery-Diversified	160,938

Media - 2.0%
175,000	Cablevision Systems Corp., Senior Notes, Series B, 7.880% due 4/1/09 (b)(c)	180,250
150,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	155,625
131,473	CanWest Media Inc., 8.000% due 9/15/12	140,183
	CCH I Holdings LLC:
100,000	Senior Accreting Notes, step bond to yield 17.018% due 1/15/15 (a)	64,000
573,025	Senior Secured Notes, 11.000% due 10/1/15 (a)	561,564
525,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	622,049
	CSC Holdings Inc.:
50,000	Debentures, Series B, 8.125% due 8/15/09	50,625
25,000	Senior Notes, Series B, 8.125% due 7/15/09	25,312
25,000	Dex Media Inc., Discount Notes, step bond to yield 8.389% due 11/15/13 (b)	19,813
244,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13 (b)	270,535
179,000	DirecTV Holdings LLC/DirecTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	196,229
225,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	247,500
200,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13 (b)	199,500
150,000	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	161,437
150,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	160,125
25,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	28,375
525,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (d)	616,932

	Total Media	3,700,054

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Metal Fabricate/Hardware - 0.1%
$125,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	$133,125

Mining - 0.1%
150,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	142,500

Miscellaneous Manufacturing - 0.0%
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (e)(f)(g)	0

Office Furnishings - 0.2%
100,000	Interface Inc., Senior Unsecured Notes, 7.300% due 4/1/08	100,500
163,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	178,485

	Total Office Furnishings	278,985

Oil & Gas - 1.3%
200,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	203,500
179,000	Cimarex Energy Co., 9.600% due 3/15/12	195,110
500,000	Costilla Energy Inc., Senior Notes, 10.250% due 10/1/06 (e)(f)(g)	0
475,000	Devon Financing Corp. ULC, 6.875% due 9/30/11	522,774
200,000	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	222,000
150,000	Petronas Capital Ltd., 7.000% due 5/22/12 (a)	167,656
150,000	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14 (b)	158,625
200,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11 (b)	211,000
595,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	579,155
125,000	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11 (b)	131,250

	Total Oil & Gas	2,391,070

Packaging & Containers - 0.8%
125,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (e)	80,625
125,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	135,000
50,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (b)	47,250
275,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	259,875
125,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	126,250
275,000	Owens-Illinois Inc., Senior Notes, 7.350% due 5/15/08 (b)	281,875
225,000	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	246,375
75,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (b)	64,875
125,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	81,875
150,000	Tekni-Plex Inc., Senior Secured Notes, 8.750% due 11/15/13 (a)(b)	129,000

	Total Packaging & Containers	1,453,000

Pharmaceuticals - 0.5%
585	AmerisourceBergen Corp., Senior Unsecured Notes, 7.250% due 11/15/12	680
900,000	Wyeth, Unsubordinated Notes, 5.500% due 3/15/13 (d)	924,407

	Total Pharmaceuticals	925,087

Pipelines - 0.8%
	Dynegy Holdings Inc.:
25,000	Debentures, 7.125% due 5/15/18	23,250
375,000	Secured Notes, 9.875% due 7/15/10 (a)	410,625
500,000	El Paso Corp., Medium-Term Notes, 7.375% due 12/15/12 (b)	505,000
	Williams Cos. Inc.:
	Notes:
350,000	7.875% due 9/1/21 (b)	386,750
75,000	8.750% due 3/15/32	88,875

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Pipelines (continued)
$50,000	Senior Notes, 7.625% due 7/15/19 (b)	$54,375

	Total Pipelines	1,468,875

REITs - 0.9%
575,000	Boston Properties LP, Senior Notes, 6.250% due 1/15/13 (d)	610,243
	Host Marriott LP, Senior Notes:
175,000	7.125% due 11/1/13 (b)	179,594
100,000	Series I, 9.500% due 1/15/07	105,125
600,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	586,842
25,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11 (b)	26,625
100,000	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	106,500

	Total REITs	1,614,929

Resorts/Casinos - 0.5%
25,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	27,406
125,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (b)	121,250
275,000	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	280,844
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
75,000	7.125% due 8/15/14	78,000
75,000	6.875% due 2/15/15 (a)	76,875
275,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	287,375

	Total Resorts/Casinos	871,750

Retail - 0.5%
75,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	76,500
370,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (e)(f)(g)	0
130,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	144,950
500,000	Limited Brands Inc., Debentures, 6.950% due 3/1/33	488,300
50,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	50,000
200,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	221,000

	Total Retail	980,750

Semiconductors - 0.1%
	Amkor Technology Inc.:
	Senior Notes:
25,000	9.250% due 2/15/08 (b)	23,562
36,000	7.750% due 5/15/13 (b)	30,960
150,000	Senior Subordinated Notes, 10.500% due 5/1/09 (b)	128,250

	Total Semiconductors	182,772

Telecommunications - 2.8%
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12 (b)	26,625
250,000	Centennial Communications Corp., Senior Notes, 8.125% due 2/1/14	265,625
200,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	211,000
50,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (a)(c)	51,125
150,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.447% due 2/1/15 (a)	99,750
500,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	440,000
190,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	212,325
450,000	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31 (d)	609,243
375,000	Nextel Communications Inc., Senior Serial Redeemable Notes, Series D, 7.375% due 8/1/15	401,796

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Telecommunications (continued)
	Qwest Services Corp., Senior Secured Notes:
$125,000	13.500% due 12/15/10	$143,750
375,000	14.000% due 12/15/14	456,562
	SBA Communications Corp.:
117,000	Senior Discount Notes, step bond to yield 7.550% due 12/15/11	106,763
25,000	Senior Notes, 8.500% due 12/1/12 (b)	27,313
525,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	618,628
575,000	Telecom Italia Capital SA, Notes, 4.000% due 1/15/10 (a)	552,658
870,000	Verizon Florida Inc., Senior Unsecured Notes, Series F, 6.125% due 1/15/13 (b)	904,648

	Total Telecommunications	5,127,811

Textiles - 0.1%
250,000	Simmons Co., Senior Discount Notes, step bond to yield 13.508% due 12/15/14 (a)(b)	133,750

Transportation - 0.2%
500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (e)(f)(g)	0
75,000	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	80,719
270,000	Union Pacific Corp., Notes, 3.625% due 6/1/10	255,973

	Total Transportation	336,692

Water - 0.4%
900,000	United Utilities PLC, Bonds, 4.550% due 6/19/18 (d)	822,269

	TOTAL CORPORATE BONDS & NOTES (Cost - $53,364,601)	52,294,218

ASSET-BACKED SECURITIES - 4.2%
Credit Card - 0.5%
187,427	First Consumers Master Trust, Series 2001-A, Class A, 4.078% due 9/15/08 (c)	186,363
770,000	Metris Master Trust, Series 2001-2, Class B, 4.876% due 11/20/09 (c)(d)	772,088

	Total Credit Card	958,451

Diversified Financial Services - 0.0%
493,850	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (e)(f)(g)	0

Home Equity - 3.3%
490,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 5.030% due 11/25/34 (c)	499,837
1,000,000	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 5.030% due 8/25/32 (c)(d)	1,007,220
94,015	Argent NIM Trust, Series 2004-WN08, Class A, 4.700% due 7/25/34 (a)	93,896
500,000	Asset-Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2, 5.668% due 4/15/33 (c)	505,243
	Bear Stearns Asset-Backed Securities NIM Trust:
33,981	Series 2003-HE1N, Class N1, 6.500% due 1/25/34 (a)	33,991
113,361	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (a)	112,740
160,985	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (a)	160,247
	Countrywide Asset-Backed Certificates:
650,000	Series 2004-05, Class M4, 5.080% due 6/25/34 (c)	660,417
157,611	Series 2004-05N, Class N1, 5.500% due 10/25/35 (a)	157,075
484,034	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	503,947
340,488	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (a)	337,485
	Novastar Home Equity Loan:
220,000	Series 2003-04, Class M2, 5.455% due 2/25/34 (c)	224,412
490,000	Series 2004-01, Class M4, 4.805% due 6/25/34 (c)	492,185
330,000	Series 2005-2, Class M11, 6.830% due 10/25/35 (c)	297,206

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Home Equity (continued)
$270,000	Option One Mortgage Loan Trust, Series 2004-2, Class M7, 7.330% due 5/25/34 (c)	$263,631
145,345	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 4.930% due 4/25/32 (c)	146,194
	Sail Net Interest Margin Notes:
13,667	Series 2003-003, Class A, 7.750% due 4/27/33 (a)	13,872
9,812	Series 2003-13A, Class A, 6.750% due 11/27/33 (a)	9,800
130,521	Series 2004-002A, Class A, 5.500% due 3/27/34 (a)	130,610
123,110	Series 2004-004A, Class A, 5.000% due 4/27/34 (a)	123,057
162,806	Series 2004-011A, Class A2, 4.750% due 1/27/35 (a)	162,089
137,671	Series 2004-11A, Class B, 7.500% due 1/27/35 (a)	134,793

	Total Home Equity	6,069,947

Manufactured Housing - 0.4%
669,653	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	705,786

Other - 0.0%
1,059,414	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 5.073% due 11/1/35 (c)(e)(f)(g)	10,594

	TOTAL ASSET-BACKED SECURITIES (Cost - $8,692,024)	7,744,778

MORTGAGE-BACKED SECURITIES - 36.7%
FHLMC - 6.8%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
1,027	6.000% due 10/1/10	1,057
149,174	7.000% due 7/1/11-8/1/30	157,093
8,250,000	5.000% due 10/1/35 (h)(i)	8,074,688
4,150,000	6.000% due 10/1/35 (h)(i)	4,222,625

	Total FHLMC	12,455,463

FNMA - 29.9%
	Federal National Mortgage Association (FNMA):
5,000,000	4.000% due 10/1/20 (h)(i)	4,810,940
39,254	6.500% due 2/1/26-3/1/26	40,578
10,127	8.000% due 2/1/31	10,830
6,000,000	4.500% due 10/1/35 (h)(i)	5,720,628
27,500,000	5.000% due 10/1/35 (h)(i)	26,924,205
7,500,000	5.500% due 10/1/35 (h)(i)	7,497,660
6,000,000	6.000% due 10/1/35 (h)(i)	6,101,250
3,500,000	6.500% due 10/1/35 (h)(i)	3,602,813

	Total FNMA	54,708,904

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $67,689,814)	67,164,367

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
675,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32 (d)	774,072
	Commercial Mortgage Pass-Through Certificates:
790,249	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (a)	806,105
264,002	Series 2003-FL9, Class E, 4.768% due 11/15/15 (a)(c)	265,492
197,191	Federal Home Loan Mortgage Corp. (FHLMC), Series 1103, Class N, IO, 1,156.500% due 6/15/21	5,699
7,883	Federal National Mortgage Association (FNMA), Series 1989-17, Class E, 10.400% due 4/25/19	8,435
16,202,851	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.776% due 5/17/32 (c)	465,408

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,185,898	Merit Securities Corp., Series 11PA, Class B2, 5.338% due 9/28/32 (a)(c)	$1,157,189
1,425,901	Structured Asset Mortgage Investments Inc., Series 2005-AR3, Class 2A1, 4.761% due 8/25/35 (c)	1,453,388

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,783,147)	4,935,788

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.9%
U.S. Government Obligations - 11.9%
	U.S. Treasury Notes:
3,800,000	6.500% due 2/15/10 (b)	4,141,704
300,000	4.000% due 3/15/10 (b)	297,422
4,000,000	4.000% due 4/15/10 (b)	3,964,844
3,700,000	3.875% due 5/15/10 (b)	3,647,538
1,000,000	5.750% due 8/15/10 (j)	1,066,836
6,850,000	5.000% due 2/15/11 (b)	7,104,471
1,270,000	4.250% due 11/15/14 (b)	1,261,319
332,000	4.125% due 5/15/15 (b)	326,384

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $21,966,625)	21,810,518

SOVEREIGN BONDS - 10.5%
Argentina - 0.3%
	Republic of Argentina:
87,500	4.005% due 8/3/12	79,784
235,417	5.830% due 12/31/33	100,040
441,228	Discount Bonds, 8.280% due 12/31/33	455,789

	Total Argentina	635,613

Brazil - 2.3%
	Federative Republic of Brazil:
100,000	8.875% due 10/14/19	108,900
500,000	10.125% due 5/15/27	600,625
415,000	12.250% due 3/6/30 571,766	571,766
50,000	11.000% due 8/17/40 61,325	61,325
1,166,000	Collective Action Security, 8.000% due 1/15/18 (d) 1,236,543	1,236,543
1,741,787	DCB, Series L, 4.313% due 4/15/12 (d) 1,717,293	1,717,293

	Total Brazil	4,296,452

Bulgaria - 0.1%
75,000	Republic of Bulgaria, 8.250% due 1/15/15 (a) 92,438	92,438

Colombia - 0.4%
	Republic of Colombia:
200,000	10.000% due 1/23/12 241,750	241,750
50,000	10.750% due 1/15/13 62,912	62,912
200,000	8.125% due 5/21/24 215,250	215,250
200,000	10.375% due 1/28/33 261,500	261,500

	Total Colombia	781,412

Ecuador - 0.2%
	Republic of Ecuador:
275,000	12.000% due 11/15/12 (a) 279,675	279,675
50,000	step bond to yield 10.521% due 8/15/30 (a) 47,300	47,300

	Total Ecuador	326,975

Italy - 0.3%
550,000	Region of Lombardy, 5.804% due 10/25/32 (d)	598,442

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Mexico - 2.3%
$775,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	$851,148
	United Mexican States:
	Bonds:
375,000	8.300% due 8/15/31	468,750
1,620,000	Series M-20, 10.000% due 12/5/24	166,788
1,700,000	Series MI10, 9.500% due 12/18/14	166,782
	Series A, Notes:
450,000	6.375% due 1/16/13	480,038
875,000	5.875% due 1/15/14 (d)	906,500
650,000	6.625% due 3/3/15	707,362
125,000	8.000% due 9/24/22	151,875
350,000	7.500% due 4/8/33	406,000

	Total Mexico	4,305,243

Panama - 0.3%
	Republic of Panama:
145,000	9.625% due 2/8/11	173,275
235,000	9.375% due 1/16/23	297,863

	Total Panama	471,138

Peru - 0.4%
	Republic of Peru:
150,000	9.125% due 2/21/12	180,375
200,000	9.875% due 2/6/15	256,000
246,000	PDI, 5.000% due 3/7/17	242,002

	Total Peru	678,377

Philippines - 0.7%
	Republic of the Philippines:
375,000	8.375% due 3/12/09	397,959
125,000	8.875% due 3/17/15	133,906
325,000	9.875% due 1/15/19	363,594
325,000	10.625% due 3/16/25	380,039

	Total Philippines	1,275,498

Russia - 1.9%
	Russian Federation:
525,000	11.000% due 7/24/18 (a)	801,937
2,300,000	Step bond to yield 5.275% due 3/31/30 (a)	2,644,195

	Total Russia	3,446,132

South Africa - 0.1%
150,000	Republic of South Africa, 6.500% due 6/2/14	164,813

Turkey - 0.5%
	Republic of Turkey:
365,000	11.500% due 1/23/12	468,112
190,000	11.000% due 1/14/13	243,438
125,000	11.875% due 1/15/30	183,750

	Total Turkey	895,300

Ukraine - 0.1%
	Republic of Ukraine:
100,000	6.875% due 3/4/11 (a)	105,563

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Ukraine (continued)
$75,000	7.650% due 6/11/13 (a)	$82,781

	Total Ukraine	188,344

Venezuela - 0.6%
	Bolivarian Republic of Venezuela:
200,000	8.500% due 10/8/14	223,000
100,000	9.250% due 9/15/27	118,425
600,000	Collective Action Security, 10.750% due 9/19/13	750,300

	Total Venezuela	1,091,725

	TOTAL SOVEREIGN BONDS (Cost - $16,740,772)	19,247,902

SHARES
ESCROWED SHARES(e)(g) - 0.0%
500,000	Breed Technologies Inc. (f)*	0
375,000	Imperial Holly Co.*	0
375,000	Pillowtex Corp.*	0
211,844	Vlasic Foods International Inc. (f)*	7,669

	TOTAL ESCROWED SHARES (Cost - $0)	7,669

COMMON STOCKS - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.0%
2,998	Mattress Discounters Corp. (f)(g)*	0

Media - 0.5%
4,846	Liberty Global Inc., Class A Shares*	131,230
4,846	Liberty Global Inc., Series C Shares*	124,784
8,056	NTL Inc.*	538,141

	Total Media	794,155

	TOTAL CONSUMER DISCRETIONARY	794,155

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
8,621	Continental AFA Dispensing Co. (f)(g)	47,415

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
2,433	Axiohm Transaction Solutions Inc. (f)(g)*	0

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
19,691	Telewest Global Inc.*	451,909

Wireless Telecommunication Services - 0.6%
41,816	American Tower Corp., Class A Shares*	1,043,309

	TOTAL TELECOMMUNICATION SERVICES	1,495,218

	TOTAL COMMON STOCKS (Cost - $1,269,239)	2,336,788

PREFERRED STOCK(f)(g) - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
841	TCR Holdings Corp., Class B Shares	1
462	TCR Holdings Corp., Class C Shares	0
1,218	TCR Holdings Corp., Class D Shares	1
2,521	TCR Holdings Corp., Class E Shares	3

	TOTAL PREFERRED STOCK (Cost - $300)	5

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
275	Alamosa Holdings Inc., Cumulative Convertible, Series B, 7.500% due 7/31/13 (Cost - $78,375)	$350,797

WARRANT
WARRANTS - 0.0%
200	American Tower Corp., Class A Shares, Expires 8/1/08*	70,436
250	Brown Jordan International Inc., Expires 8/15/07(f)*	2
803,905	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (f)*	8,039
200	Leap Wireless International Inc., Expires 4/15/10(f)(g)*	0
500	Mattress Discounters Co., Expires 7/15/07(f)(g)*	0
2,521	Pillowtex Corp., Expires 11/24/09(f)(g)*	2

	TOTAL WARRANTS (Cost - $32,371)	78,479

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $174,617,268)	175,971,309

FACE AMOUNT
SHORT-TERM INVESTMENTS(d) - 57.8%
Commercial Paper - 27.1%
$5,000,000	Atlantic Asset Securitization Corp., 3.710% due 10/12/05	4,995,362
5,000,000	Beethoven Funding Corp., 3.720% due 10/13/05	4,994,833
4,250,000	Concord Minutemen Capital Co., 3.700% due 10/12/05	4,246,069
5,000,000	Curzon Funding LLC, 3.700% due 10/13/05	4,994,861
2,535,000	Daimlerchrysler North America Holdings Corp., 3.840% due 10/13/05	2,532,296
2,530,000	Four Winds Funding Corp., 3.770% due 10/13/05	2,527,351
5,000,000	Hanover Funding Co., LLC, 3.720% due 10/13/05	4,994,833
5,000,000	Mica Funding LLC, 3.700% due 10/13/05	4,994,861
5,000,000	Regency Markets No. 1 LLC, 3.690% due 10/12/05	4,995,387
3,957,000	Sheffield Receivables Corp., 3.680% due 10/12/05	3,953,360
1,346,000	Tasman Funding Inc., 3.710% due 10/12/05	1,344,752
5,000,000	Victory Receivable Corp., 3.710% due 10/12/05	4,995,363

	TOTAL COMMERCIAL PAPER (Cost - $49,569,328)	49,569,328

Repurchase Agreements - 13.3%
6,000,000	Interest in $304,256,000 joint tri-party repurchase agreement dated 9/30/05 with Morgan Stanley, 3.750% due 10/3/05, Proceeds at maturity - $6,001,875; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.800% due 10/7/05 to 9/23/21; Market value - $6,140,261)	6,000,000
6,000,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05, Proceeds at maturity - $6,001,925; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $6,120,004)	6,000,000
6,385,000	Interest in $510,942,000 joint tri-party repurchase agreement dated 9/30/05 with Goldman, Sachs, & Co., 3.850% due 10/3/05, Proceeds at maturity - $6,387,049; (Fully collateralized by various U.S. Treasury obligations, 2.000% to 4.250% due 1/15/07 to 4/15/32; Market value - $6,512,703)	6,385,000

See Notes to Schedule of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreements (continued)
$6,000,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.810% due 10/3/05, Proceeds at maturity - $6,001,905 (Fully collateralized by various U.S. Treasury obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $6,120,031)	$6,000,000

	Total Repurchase Agreements (Cost - $24,385,000)	24,385,000

SHARES
Securities Purchased from Securities Lending Collateral - 17.4%
31,768,064	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $31,768,064)	31,768,064

	TOTAL SHORT-TERM INVESTMENTS (Cost - $105,722,392)	105,722,392

	TOTAL INVESTMENTS - 153.9% (Cost - $280,339,660#)	281,693,701
	Liabilities in Excess of Other Assets - (53.9)%	(98,642,390)

	TOTAL NET ASSETS - 100.0%	$183,051,311

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is on loan (See Notes 1 and 2).

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap transactions, reverse repurchase agreements, foreign currency contracts, TBA’s, mortgage dollar rolls, short sales and securities traded on a when-issued basis.

(e)	Security is currently in default.

(f)	Illiquid Security.

(g)	Securities are fair valued at September 30, 2005 in accordance with the policies adopted by the Board of Directors (see Note 1).

(h)	All or a portion of this security is acquired under mortgage dollar roll agreement.

(i)	This security is traded on a “to-be-announced” basis.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond
IO	— Interest Only
NIM	— Net Interest Margin
PDI	— Past Due Interest
REITs	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of Salomon Brothers Series Funds Inc (“Series Fund”), Salomon Brothers Investors Value Fund Inc and Salomon Brothers Capital Fund Inc. Salomon Brothers High Yield Bond Fund (“High Yield Bond Fund”), Salomon Brothers Short/Intermediate U.S. Government Fund (“Short/Intermediate U.S. Government Fund”) and Salomon Brothers Strategic Bond Fund (“Strategic Bond Fund”) (together the “Funds”) are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to the extent permitted by its investment policies and objectives. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Funds have an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Schedules of Investments (unaudited) (continued)

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Short/Intermediate U.S. Government Fund and Strategic Bond Fund enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Credit Default Swaps. The Funds enter into credit default swap contracts (“swaps”) for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Funds are required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds keep the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Funds function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Funds receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Funds make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statement of Operations. For a credit default swap sold by the Funds, payment of the agreed upon amount made by the Funds in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Funds, the agreed upon amount received by the Funds in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Funds.

Notes to Schedules of Investments (unaudited) (continued)

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Credit and Market Risk. The Funds invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(k) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/(depreciation)
High Yield Bond Fund	$129,549,815	$(75,049,299)	$54,500,516
Short/Intermediate U.S. Government Fund	795,857	(885,105)	(89,248)
Strategic Bond Fund	6,968,155	(5,614,114)	1,354,041

At September 30, 2005, the Funds had the following open futures contracts:

Short/Intermediate U.S. Government Fund	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5 Year Notes U.S. Treasury 10 Year Notes	10 40	12/05 12/05	$1,081,443 4,433,270	$1,068,594 4,396,875	$(12,849 (36,395	) )
Contracts to Sell:
U.S. Treasury 2 Year Notes	91	12/05	$18,848,046	$18,736,047	$111,999

Net Unrealized Gain on Open Futures Contracts					$62,755

Notes to Schedules of Investments (unaudited) (continued)

Strategic Bond Fund	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 2 Year Notes	80	12/05	$16,569,710	$16,471,250	$98,460
U.S. Treasury 10 Year Notes	14	12/05	1,548,263	1,538,906	9,357

Net Unrealized Gain on Open Futures Contracts					$107,817

At September 30, 2005, High Yield Bond Fund did not have any open futures contracts.

At September 30, 2005, High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund had loaned securities having a market value of $23,609,896, $27,292,540 and $31,051,366. High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund received cash collateral amounting to $24,964,016, $27,919,908 and $31,768,064 which were invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund registered under the 1940 Act.

The average monthly balance dollar rolls outstanding for Salomon Brothers Short/Intermediate U.S. Government Fund and Strategic Bond Fund during the period ended September 30, 2005 was approximately $55,400,000 and $63,149,714, respectively. At September 30, 2005, Short/Intermediate U.S. Government Fund and Strategic Bond Fund had outstanding mortgage dollar rolls with a total cost of $55,888,789 and $67,488,943, respectively.

At September 30, 2005, the High Yield Bond Fund held the following credit default swap contracts:

Swap Counterparty:	Morgan Stanley & Co. International Ltd.
Effective Date:	3/17/05
Reference Entity:	Federative Republic of Brazil, 12.250% due 3/6/30
Notional Amount:	$13,000,000
Termination Date:	3/20/10
Unrealized Appreciation as of September 30, 2005	$134,184

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 29, 2005